Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
Actuarial assumptions [Line Items]
Discount rate	3.02%	2.44%
Future salary increase rate	0.99%	0.99%
Weighted average maturity	7.7 years	7.25 years
Maximum
Actuarial assumptions [Line Items]
Discount rate	3.22%	4.07%
Future salary increase rate	3.40%	5.61%
Weighted average maturity	9.9 years	9.33 years